Inventories (Tables)	6 Months Ended
Jun. 30, 2021
Inventories [Abstract]
Schedule of Inventories

	At December 31, 2020	At June 30, 2021
	(in thousands)
Components	$2,138	$2,223
Finished goods	4,996	3,911
Total inventories at cost	$7,134	$6,134
Depreciation of components	$2	$2
Depreciation of finished goods	907	926
Total depreciation	$909	$928
Components, net	$2,136	$2,221
Finished goods, at the lower of cost and net realizable value	4,089	2,985
Total net inventories	$6,225	$5,206